INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 4,818,243
Accumulated amortization	4,500,511
Accumulated impairment	317,732
Intellectual Property Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,222,661
Accumulated amortization	$ 2,222,661	$ 2,222,661